Summary Of Significant Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant transactions
Schedule of changes in the transaction price.

	December 31, 2023	Other movements in 2024	December 31, 2024	Other movements in 2025		December 31, 2025

	(Euro, in thousands)
Upfront consideration	€4,018,016		€4,018,016			€4,018,016
Milestones achieved	212,601		212,601			212,601
Royalties	40,176	€10,604	50,780		€12,177	62,957
Impact initial valuation of share subscription	124,604		124,604			124,604
	4,395,397	10,604	4,406,001		12,177	4,418,178
Less:
Warrants issuance liabilities
Warrant A	(43,311)		(43,311)			(43,311)
Initial Warrant B	(2,545)		(2,545)			(2,545)
Subsequent Warrant B	(54)	45	(9)			(9)
	4,349,487	10,649	4,360,136		12,177	4,372,313
Allocation to performance obligations
Ziritaxestat	666,967		666,967			666,967
Filgotinib (1)	1,381,644	10,604	1,392,248		12,177	1,404,425
Drug discovery platform	€2,300,876	€45	€2,300,921	€		€2,300,921